EQUITY (Details Narrative) - USD ($)			1 Months Ended												4 Months Ended	10 Months Ended	12 Months Ended
	Jan. 11, 2023	Apr. 05, 2022	Oct. 31, 2023	Aug. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Nov. 30, 2022	Nov. 15, 2022	Oct. 31, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 05, 2022	Sep. 30, 2022	Dec. 27, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 24, 2023	Jan. 31, 2022
Common stock, shares authorized																	400,000,000		400,000,000
Unvested options expense																	$ 2,957,252
Shares of common Stock issued	4,245					92,010	17,045	9,500				500,000					55,306	362,319	14,206
Common stock, par or stated value per share																	$ 0.0001		$ 0.0001
Common stock returnable commitment shares								80,000									80,000
Common Stock, value	$ 4,500					$ 57,506	$ 15,000	$ 15,199				$ 500,000					$ 82,959	$ 250,000	$ 15,057
Preferred stock, shares authorized																	50,000,000		50,000,000
Issuances of shares for cash																						$ 150,000
Shares Issued for Cash Shares																						600,000
Accrued interest																	$ 61,464
Preferred stock, par or stated value per share																	$ 0.0001		$ 0.0001
Stock issued options																	2,740,000
Common stock, voting rights		1:1															1:1		1:1
Vested, number of shares																	770,337
Developer fees received										25.00%
Warrant issued value										$ 119,383
Description for returnable shares																		the notes were paid in full and 1,360,000 returnable shares, consisting of 160,000 shares issued in 2022, as noted above, and 1,200,000 shares issued
Exercise price										$ 1.59
Options to purchase shares																	250,000
Warrants issued										75,000
Options to purchase shares																	5,253,731
Exercise price																	$ 0.77
Noteholders [Member]
Shares of common Stock issued																	76,123
Accrued interest																	$ 61,464
Description Of Shares distrubuation																	these shares were 5,716 shares issued to the wife of the Company’s CEO and 12,410 shares issued to the Company’s CEO
Consulting Agreement [Member]
Options exercisable, shares						500,000
Vested amount						$ 425,000
Description of options vesting						125,000 shares vested immediately, with the remaining 375,000 shares vested over 24 months
Options [Member]
Common Stock, value																	$ 2,352,636
Stock issued options																2,740,000	2,740,000
Options to purchase shares																	500,000
Risk free interest rate, maximum																	4.72%		4.24%
Risk free interest rate, minimum																	3.39%		1.65%
Expected volatility rate, minimum																	267.00%		282.00%
Expected volatility rate, maximum																	281.00%		330.00%
Fair value assumptions, expected term																	5 years
Exercise price																	$ 0.89
Options [Member] | Minimum [Member]
Fair value assumptions, expected term																12 months			5 years
Exercise price																$ 0.54
Options [Member] | Maximum [Member]
Stock issued options																	5,000,000
Fair value assumptions, expected term																36 months			10 years
Exercise price																$ 1.46
Largest Shareholder [Member]
Warrant issued value																			$ 25,000
Class or Warrants purchase shares									25,000
Common Class One [Member]
Common stock, shares authorized																						372,500,000
Common stock, par or stated value per share																						$ 0.0001
Common stock, voting rights														1:1
Five NonExcecutive Agreement [Member]
Description of options vesting															The options vest monthly over 36 months from issuance
Stock issued options			1,000,000							395,000	750,000		50,000		30,000
Stock issued option, value			$ 859,000							$ 473,000	$ 1,123,000		$ 46,000		$ 38,000
Non-Excecutive Agreement [Member]
Stock issued options																				1,000,000
Stock issued option, value																				$ 469,000
Common Class B [Member]
Common stock, shares authorized																			1,200,000			27,500,000
Common stock, par or stated value per share																						$ 0.0001
Common stock, voting rights														20:1
Employment Agreements [Member]
Options Issued																				2,000,000		1,000,000
Shares forfeiture																				$ 938,000		$ 868,000
Note Agreement [Member]
Class or Warrant issued value						$ 47,858											$ 344,000					$ 1,958,000
Class or Warrants purchase shares	3,127,858					58,496			705,000								300,000
Warrants issued									50,000												200,000	2,700,000
Exercise price						$ 0.85
Warrants [Member]
Risk free interest rate, maximum																	5.00%		4.72%
Risk free interest rate, minimum																	3.66%		0.70%
Expected volatility rate, minimum																	160.00%		326.00%
Expected volatility rate, maximum																	346.00%		428.00%
Warrants [Member] | Minimum [Member]
Fair value assumptions, expected term																	24 months		18 months
Exercise price																	$ 0.70		$ 0.25
Warrants [Member] | Maximum [Member]
Stock issued options																	1,200,000
Fair value assumptions, expected term																	60 months		36 months
Exercise price																	$ 0.85		$ 1.59
Note Agreement 2 [Member]
Warrant issued value			$ 139,512	$ 329,434	$ 35,952												$ 247,074
Class or Warrants purchase shares			72,329	500,000	58,240												375,000
Warrants issued																	16,671,823
Exercise price			$ 0.85	$ 0.70	$ 0.70